SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 3,800	$ 1,329	$ 2,898	$ 2,237
Cash equivalents	162	3,228		584
Restricted cash	309	307	306	307
Total cash, cash equivalents and restricted cash	$ 4,271	$ 4,864	$ 3,204	$ 3,128	$ 4,061